Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 13.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of a fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)A	1.00%

A A redemption fee may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

Annual operating expenses (paid from class assets)

		Institutional Class
Advisor Cyclical Industries	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.92%
	Total annual class operating expensesB	1.50%
Advisor Developing Communications	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	3.88%
	Total annual class operating expensesA	4.46%

A Effective December 27, 2000, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

B Effective December 1, 1998, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce that fund's expenses and/or promote the sale of class shares. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been as shown in the table below.

	Total Operating Expenses
Advisor Cyclical Industries - Institutional Class	1.23%A
Advisor Developing Communications - Institutional Class	1.14%A

A After reimbursement.

AFOCI-03-03 February 27, 2003
1.479771.126

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

		Institutional Class
Advisor Cyclical Industries	1 year	$ 153
	3 years	$ 474
	5 years	$ 818
	10 years	$ 1,791
Advisor Developing Communications	1 year	$ 447
	3 years	$ 1,349
	5 years	$ 2,260
	10 years	$ 4,582

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 30.

Christian Zann is manager of Advisor Consumer Industries Fund, which he has managed since December 2002. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, Mr. Zann has worked as a research analyst and manager.

The following information replaces the biographical information for Praveen Abichandani found in the "Fund Management" section on page 30.

Samuel Peters is manager of Advisor Electronics Fund, which he has managed since January 2003. Mr. Peters joined Fidelity Investments as a research analyst in 1998, while earning an MBA from the University of Chicago Graduate School of Business. Previously, he was an investment consultant and assistant branch manager at Principal Financial Securities, Inc. in Carlsbad, New Mexico from 1992 to 1997.

The following information replaces the biographical information for John Porter found in the "Fund Management" section on page 30.

Pratima Abichandani is manager of Advisor Natural Resources Fund, which she has managed since January 2003. Since joining Fidelity Investments in 1994, Ms. Abichandani has worked as a research analyst and manager.

Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2002
Prospectus

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Performance" section beginning on page 11.

For the periods ended December 31, 2001	Past 1 year	Life of classA
Advisor Biotechnology
Class A - Return Before Taxes	-29.15%	-29.79%
Class T - Return Before Taxes	-27.65%	-28.33%
 Return After Taxes on Distributions	-27.65%	-28.33%
 Return After Taxes on Distributions and Sale of Fund Shares	-16.84%	-22.65%
Class B - Return Before Taxes	-29.16%	-29.08%
Class C - Return Before Taxes	-26.18%	-26.15%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	-11.89%	-12.32%
Goldman Sachs® Health Care Index (reflects no deduction for fees, expenses, or taxes)	-12.04%	-11.22%
Advisor Developing Communications
Class A - Return Before Taxes	-26.02%	-28.20%
Class T - Return Before Taxes	-24.46%	-26.70%
 Return After Taxes on Distributions	-24.46%	-26.70%
 Return After Taxes on Distributions and Sale of Fund Shares	-14.89%	-21.35%
Class B - Return Before Taxes	-26.02%	-27.46%
Class C - Return Before Taxes	-22.91%	-24.47%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	-11.89%	-12.32%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	-28.58%	-31.16%
Advisor Electronics
Class A - Return Before Taxes	-13.21%	-14.28%
Class T - Return Before Taxes	-11.23%	-12.35%
 Return After Taxes on Distributions	-11.23%	-12.35%
 Return After Taxes on Distributions and Sale of Fund Shares	-6.84%	-9.88%
Class B - Return Before Taxes	-12.90%	-13.08%
Class C - Return Before Taxes	-9.33%	-9.60%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	-11.89%	-12.32%
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	-28.58%	-31.16%

A From December 27, 2000.

AFOC-03-03 February 27, 2003
1.480125.130

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 14.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of a fund. The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)C	1.00%	1.00%	1.00%	1.00%

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A redemption fee and/or a contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in a class's net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 37.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

		Class A	Class T	Class B	Class C
Advisor Cyclical Industries	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
	Other expenses	1.05%	1.04%	1.05%	0.96%
	Total annual class operating expensesB	1.89%	2.13%	2.63%	2.54%
Advisor Developing Communications	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and/or Service (12b-1) fees	0.25%A	0.50%A	1.00%	1.00%
	Other expenses	4.36%	4.50%	4.26%	4.13%
	Total annual class operating expensesB	5.19%	5.58%	5.84%	5.71%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when a fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by a fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T of each fund are 0.25% and 0.50%, respectively, and the total annual class operating expenses are shown in the table below.

	Class A	Class T
Advisor Cyclical Industries	1.88%	2.12%
Advisor Developing Communications	5.19%	5.58%

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Cyclical Industries	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Developing Communications	1.50%	12/27/00	1.75%	12/27/00	2.25%	12/27/00	2.25%	12/27/00

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce that fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

	Total Operating Expenses
	Class A	Class T	Class B	Class C
Advisor Cyclical Industries	1.49%A	1.74%A	2.23%A	2.23%A
Advisor Developing Communications	1.40%A	1.64%A	2.14%A	2.14%A

A After reimbursement.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Cyclical Industries	1 year	$ 756	$ 756	$ 558	$ 558	$ 766	$ 266	$ 357	$ 257
	3 years	$ 1,135	$ 1,135	$ 994	$ 994	$ 1,117	$ 817	$ 791	$ 791
	5 years	$ 1,538	$ 1,538	$ 1,454	$ 1,454	$ 1,595	$ 1,395	$ 1,350	$ 1,350
	10 years	$ 2,659	$ 2,659	$ 2,726	$ 2,726	$ 2,700A	$ 2,700A	$ 2,875	$ 2,875
Advisor Developing Communications	1 year	$ 1,064	$ 1,064	$ 887	$ 887	$ 1,082	$ 582	$ 669	$ 569
	3 years	$ 2,038	$ 2,038	$ 1,951	$ 1,951	$ 2,030	$ 1,730	$ 1,695	$ 1,695
	5 years	$ 3,009	$ 3,009	$ 3,004	$ 3,004	$ 3,059	$ 2,859	$ 2,805	$ 2,805
	10 years	$ 5,420	$ 5,420	$ 5,581	$ 5,581	$ 5,433A	$ 5,433A	$ 5,511	$ 5,511

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 33.

Christian Zann is manager of Advisor Consumer Industries Fund, which he has managed since December 2002. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, Mr. Zann has worked as a research analyst and manager.

The following information replaces the biographical information for Praveen Abichandani found in the "Fund Management" section on page 33.

Samuel Peters is manager of Advisor Electronics Fund, which he has managed since January 2003. Mr. Peters joined Fidelity Investments as a research analyst in 1998, while earning an MBA from the University of Chicago Graduate School of Business. Previously, he was an investment consultant and assistant branch manager at Principal Financial Securities, Inc. in Carlsbad, New Mexico from 1992 to 1997.

The following information replaces the biographical information for John Porter found in the "Fund Management" section on page 33.

Pratima Abichandani is manager of Advisor Natural Resources Fund, which she has managed since January 2003. Since joining Fidelity Investments in 1994, Ms. Abichandani has worked as a research analyst and manager.

The following information replaces the second, third, eighth, and seventeenth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 37.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A of each fund may also use a portion of the brokerage commissions paid when a fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when a fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of Advisor Consumer Industries, Class A of Advisor Financial Services, and Class A of Advisor Natural Resources anticipate using brokerage commissions equal to 0.02% of their average net assets for distribution purposes in fiscal year 2003. Class A of Advisor Cyclical Industries anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2003. Class A of Advisor Health Care and Class A of Advisor Technology anticipate using brokerage commissions equal to 0.03% of their average net assets for distribution purposes in fiscal year 2003. Class A of Advisor Telecommunications & Utilities Growth anticipates using brokerage commissions equal to 0.06% of its average net assets for distribution purposes in fiscal year 2003. Class A of Advisor Biotechnology, Class A of Advisor Developing Communications, and Class A of Advisor Electronics do not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2003.

Under the plan, and subject to the overall 0.50% limit for each fund (except Advisor Natural Resources) and 0.40% limit for Advisor Natural Resources on 12b-1 (distribution) fees described above, Class T of each fund may also use a portion of the brokerage commissions paid when a fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when a fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor Consumer Industries, Class T of Advisor Financial Services, and Class T of Advisor Natural Resources anticipate using brokerage commissions equal to 0.02% of their average net assets for distribution purposes in fiscal year 2003. Class T of Advisor Cyclical Industries anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2003. Class T of Advisor Health Care and Class T of Advisor Technology anticipate using brokerage commissions equal to 0.03% of their average net assets for distribution purposes in fiscal year 2003. Class T of Advisor Telecommunications & Utilities Growth anticipates using brokerage commissions equal to 0.06% of its average net assets for distribution purposes in fiscal year 2003. Class T of Advisor Biotechnology, Class T of Advisor Developing Communications, and Class T of Advisor Electronics do not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2003.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Real Estate Fund
Institutional Class
August 25, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on estimated expenses, adjusted to reflect current fees.

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expensesA	1.44%
Total annual class operating expensesB	2.02%

A Estimated amounts for the current fiscal year.

B Effective September 12, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

AREI-03-01 February 27, 2003
1.783271.100

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 205
3 years	$ 634

Supplement to the
Fidelity® Advisor Real Estate Fund
Class A, Class T, Class B, and Class C
August 25, 2002
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 4.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for each class are based on estimated expenses, adjusted to reflect current fees.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in a class's net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 28.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

ARE-03-01 February 27, 2003
1.777594.101

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expensesA	1.66%	1.53%	1.70%	1.63%
Total annual class operating expensesB	2.49%	2.61%	3.28%	3.21%

A Estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Real Estate	1.75%	9/12/02	2.00%	9/12/02	2.50%	9/12/02	2.50%	9/12/02

These arrangements may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 813	$ 813	$ 605	$ 605	$ 831	$ 331	$ 424	$ 324
3 years	$ 1,306	$ 1,306	$ 1,133	$ 1,133	$ 1,310	$ 1,010	$ 989	$ 989

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section on page 25.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Effective September 19, 2002, the following information supplements the information found in the "Fund Distribution" section on page 28.

The Class B or Class C CDSC will not apply to the redemption of shares:

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section beginning on page 31.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.